SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-01    GF     8000     9.9853       12.14	       Weeden & Co.
02-02   " "     7400     9.9200       11.90              " "
02-05   " "     7400     9.7022       11.87              " "
02-06   " "     9000     9.7500       12.01		   " "
02-07   " "     7300     9.7000       11.70              " "
02-08   " "     9000     9.6862       11.45              " "
02-09   " "     8400     9.4774       11.42              " "
02-12   " "     5500     9.5273       11.57              " "
02-13   " "     8000     9.4798       11.59              " "
02-14   " "     7400     9.3351       11.34              " "
02-15   " "     8000     9.3805       11.31              " "
02-16   " "     7600     9.2159       11.30              " "
02-20   " "     8000     9.1688       10.75              " "
02-21   " "     7600     8.9066       10.78              " "
02-22   " "     8000     8.7150       10.44              " "
02-23   " "     7600     8.5209       10.30              " "
02-26   " "     5600     8.5821       10.57              " "
02-27   " "     9000     8.7244       10.68              " "
02-28   " "     8000     8.6933       10.62              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          03/01/01